OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER LONG-TERM ASSETS
Schedule of other long-term assets

	December 31,
	2025	2024
Deposits (*)	$1,827	$1,637

(*)Deposits mainly to secure payments to airlines and to support currency hedging activity, a bank guarantee, customs payments and credit cards.